Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.7%)
[1]	United States Treasury Note/Bond	1.500%	1/31/22	275,000	275,945
[2]	United States Treasury Note/Bond	0.125%	4/30/22	275,000	275,043
	United States Treasury Note/Bond	2.000%	7/31/22	275,000	278,910
[2]	United States Treasury Note/Bond	1.375%	10/15/22	275,000	278,223
[2]	United States Treasury Note/Bond	0.125%	1/31/23	275,000	274,527
Total U.S. Government and Agency Obligations (Cost $1,382,941)					1,382,648
Corporate Bonds (90.3%)
Communications (17.6%)
[3,4]	Altice France SA	2.125%	2/15/25	11,415	12,800
[3]	Altice France SA	8.125%	2/1/27	600	645
[3]	Altice France SA	5.500%	1/15/28	19,790	19,837
[3]	Altice France SA	5.125%	7/15/29	100,720	98,080
[3]	Arches Buyer Inc.	4.250%	6/1/28	29,570	29,797
	Belo Corp.	7.750%	6/1/27	29,475	34,933
	Belo Corp.	7.250%	9/15/27	24,707	28,800
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	30,144	31,131
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	17,527	18,183
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	50,355	51,241
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	68,130
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	116,373	117,340
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,805
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,500	38,130
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	20,000	23,717
	CSC Holdings LLC	6.750%	11/15/21	44,262	44,315
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,233
[3]	CSC Holdings LLC	5.500%	4/15/27	82,015	84,685
[3]	CSC Holdings LLC	6.500%	2/1/29	35,323	37,868
[3]	CSC Holdings LLC	4.125%	12/1/30	123,394	118,182
[3]	CSC Holdings LLC	4.625%	12/1/30	22,675	20,781
[3]	CSC Holdings LLC	3.375%	2/15/31	82,190	74,831
[3]	CSC Holdings LLC	4.500%	11/15/31	142,670	138,430
[3]	CSC Holdings LLC	5.000%	11/15/31	28,600	26,565
	DISH DBS Corp.	5.875%	7/15/22	105,934	108,702
	DISH DBS Corp.	5.000%	3/15/23	48,242	49,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DISH DBS Corp.	5.875%	11/15/24	87,950	93,851
	DISH DBS Corp.	7.750%	7/1/26	121,605	135,355
	DISH DBS Corp.	7.375%	7/1/28	83,115	87,463
	DISH DBS Corp.	5.125%	6/1/29	65,475	63,056
	Embarq Corp.	7.995%	6/1/36	28,550	31,564
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	26,240	27,582
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	167,919	171,303
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	78,962	81,805
	Frontier Communications Holdings LLC	5.875%	11/1/29	106,903	106,609
[3]	Frontier Communications Holdings LLC	6.000%	1/15/30	48,710	48,919
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	116,540	112,842
[3]	Iliad Holding SAS	6.500%	10/15/26	28,825	29,700
[3]	Iliad Holding SAS	7.000%	10/15/28	18,530	19,088
	Lamar Media Corp.	3.750%	2/15/28	31,890	32,285
	Lamar Media Corp.	4.000%	2/15/30	75,500	76,648
	Lamar Media Corp.	3.625%	1/15/31	55,653	54,543
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,725	64,811
	Lumen Technologies Inc.	5.800%	3/15/22	15,178	15,384
	Lumen Technologies Inc.	6.750%	12/1/23	23,920	26,266
	Lumen Technologies Inc.	7.500%	4/1/24	17,708	19,498
	Netflix Inc.	5.875%	2/15/25	13,420	15,205
[3]	Netflix Inc.	3.625%	6/15/25	22,115	23,519
	Netflix Inc.	4.375%	11/15/26	1,455	1,620
	Netflix Inc.	5.875%	11/15/28	4,860	5,918
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	21,912	23,012
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	13,291	13,553
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	75,178	75,154
	Quebecor Media Inc.	5.750%	1/15/23	122,547	129,009
[3]	ROBLOX Corp.	3.875%	5/1/30	119,965	119,531
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	62,437
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	13,825	13,856
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	35,407
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	75,159
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	53,105	51,053
	Sprint Capital Corp.	6.875%	11/15/28	24,215	30,614
	Sprint Capital Corp.	8.750%	3/15/32	13,969	20,851
	Sprint Communications Inc.	6.000%	11/15/22	13,000	13,635
	Sprint Corp.	7.875%	9/15/23	288,614	320,396
	Sprint Corp.	7.125%	6/15/24	70,886	80,087
	Sprint Corp.	7.625%	2/15/25	53,661	62,423
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	14,206
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	40,331
	Telecom Italia Capital SA	7.721%	6/4/38	37,725	48,329
[3]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,982
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	135,069
	Time Warner Cable LLC	5.500%	9/1/41	20,846	25,467
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	102,550
[3]	T-Mobile USA Inc.	3.375%	4/15/29	43,900	45,133
[3]	T-Mobile USA Inc.	3.500%	4/15/31	54,430	56,340
[3]	UPC Broadband Finco BV	4.875%	7/15/31	91,040	92,587
[3]	UPC Holding BV	5.500%	1/15/28	74,560	77,379
	ViacomCBS Inc.	5.875%	2/28/57	82,651	82,690
	ViacomCBS Inc.	6.250%	2/28/57	33,146	37,890
[3]	Videotron Ltd.	5.375%	6/15/24	12,673	13,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Videotron Ltd.	5.125%	4/15/27	1,500	1,553
[3,5]	Videotron Ltd.	3.625%	6/15/28	97,435	77,870
[3]	Videotron Ltd.	3.625%	6/15/29	46,245	46,582
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	45,597
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	42,553
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	53,367
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	38,960
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	92,229
[3]	VTR Comunicaciones SpA	5.125%	1/15/28	20,592	21,412
[3]	VTR Finance NV	6.375%	7/15/28	9,055	9,680
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	22,037
[3]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	60,742
[3]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	60,382
[3]	Ziggo BV	5.500%	1/15/27	46,075	47,515
[3]	Ziggo BV	4.875%	1/15/30	66,840	67,889
					5,227,035
Consumer Discretionary (14.7%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	48,001
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	44,129
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	114,019	110,610
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	29,277	29,830
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	38,713	39,386
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	66,970	65,618
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	23,354
	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	13,658
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	4,945	4,881
	Bath & Body Works Inc.	6.694%	1/15/27	13,000	14,895
[3]	Bath & Body Works Inc.	6.625%	10/1/30	68,730	76,910
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,080	16,897
[7,8]	Beacon Roofing Supply Inc. Bank Loan, 1M USD LIBOR + 2.500%	2.337%	11/30/21	27,813	27,621
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	132,428
[3]	Builders Firstsource Inc.	4.250%	2/1/32	32,815	33,109
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	67,841
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	64,390	72,142
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	41,380	41,627
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	22,697
[3]	Carnival Corp.	5.750%	3/1/27	14,420	14,672
[3]	Carnival Corp.	4.000%	8/1/28	104,375	104,308
[3,9]	Carnival Corp.	6.000%	5/1/29	45,915	45,980
	Cedar Fair LP	5.250%	7/15/29	55,656	57,680
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	15,813
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	27,005	27,821
[7,8,9,10]	Chamberlain Group Inc. Bank Loan	—%	10/22/28	31,270	31,211
[3]	Cinemark USA Inc.	5.875%	3/15/26	11,850	11,912
[3]	Cinemark USA Inc.	5.250%	7/15/28	68,014	66,387
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	39,240	45,913
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	27,410	31,215
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	28,738	30,069
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	28,154
[7,8]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.250%	3.337%	11/30/21	21,870	21,706
	Ford Motor Credit Co. LLC	5.596%	1/7/22	28,855	29,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.219%	1/9/22	11,970	12,007
	Ford Motor Credit Co. LLC	3.339%	3/28/22	5,750	5,782
	Ford Motor Credit Co. LLC	2.979%	8/3/22	9,735	9,821
	Ford Motor Credit Co. LLC	4.250%	9/20/22	21,255	21,735
	Ford Motor Credit Co. LLC	3.350%	11/1/22	41,781	42,399
	Ford Motor Credit Co. LLC	3.087%	1/9/23	25,291	25,701
	Ford Motor Credit Co. LLC	4.140%	2/15/23	500	514
	Ford Motor Credit Co. LLC	3.096%	5/4/23	6,346	6,467
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	219
	Ford Motor Credit Co. LLC	3.370%	11/17/23	10,105	10,364
	Ford Motor Credit Co. LLC	4.134%	8/4/25	15,275	16,136
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	16,514
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	5,128
	Ford Motor Credit Co. LLC	2.700%	8/10/26	87,840	87,568
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	6,241
[8]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.198%	8/3/22	21,625	21,545
[8]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.360%	2/15/23	5,100	5,086
[3]	Gap Inc.	3.625%	10/1/29	42,730	41,907
[3]	Gap Inc.	3.875%	10/1/31	48,975	48,048
[7,8]	Great Outdoors Group LLC Bank Loan, 3M USD LIBOR + 4.250%	5.000%	12/31/21	74,298	74,531
[3]	Group 1 Automotive Inc.	4.000%	8/15/28	4,054	4,054
[3]	Hanesbrands Inc.	4.625%	5/15/24	21,770	22,761
[3]	Hanesbrands Inc.	5.375%	5/15/25	23,690	24,674
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	100,303
[7,8]	IRB Holding Corp. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	12/15/21	90,625	90,606
[3]	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	27,352
[3]	JELD-WEN Inc.	4.625%	12/15/25	8,571	8,670
[3]	JELD-WEN Inc.	4.875%	12/15/27	18,700	19,391
[3]	KAR Auction Services Inc.	5.125%	6/1/25	84,923	85,322
	KB Home	7.500%	9/15/22	6,935	7,312
	KB Home	7.625%	5/15/23	41,775	44,486
	KB Home	4.800%	11/15/29	15,825	17,074
	KB Home	4.000%	6/15/31	43,745	44,462
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	34,018
	Lennar Corp.	4.875%	12/15/23	21,825	23,403
	Lennar Corp.	4.500%	4/30/24	112,404	120,692
	Lennar Corp.	5.250%	6/1/26	4,600	5,231
	Lennar Corp.	5.000%	6/15/27	35,955	41,186
	Lennar Corp.	4.750%	11/29/27	12,005	13,689
[3]	Lithia Motors Inc.	4.625%	12/15/27	69,275	73,303
[3]	Lithia Motors Inc.	4.375%	1/15/31	23,480	25,026
	Macy's Retail Holdings LLC	2.875%	2/15/23	3,738	3,782
	Macy's Retail Holdings LLC	3.625%	6/1/24	32,971	34,061
[3]	Macy's Retail Holdings LLC	5.875%	4/1/29	19,925	21,241
[3]	Masonite International Corp.	3.500%	2/15/30	12,420	12,105
[3]	Mattel Inc.	3.375%	4/1/26	18,470	19,041
[3]	Mattel Inc.	5.875%	12/15/27	76,280	82,157
[3]	Mattel Inc.	3.750%	4/1/29	25,585	26,584
	MGM Resorts International	6.000%	3/15/23	12,554	13,267
	MGM Resorts International	5.750%	6/15/25	32,801	35,563
[3]	Michaels Cos. Inc.	5.250%	5/1/28	38,585	39,003
[3]	Michaels Cos. Inc.	7.875%	5/1/29	72,725	73,681
[3]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	15,825	16,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Penn National Gaming Inc.	4.125%	7/1/29	56,620	55,515
[3]	Petsmart Inc.	4.750%	2/15/28	73,561	75,604
[3]	Petsmart Inc.	7.750%	2/15/29	7,735	8,372
	PulteGroup Inc.	5.500%	3/1/26	26,182	30,092
	PVH Corp.	4.625%	7/10/25	35,890	39,341
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	11,021
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	75,130	76,611
[3]	Scientific Games International Inc.	7.000%	5/15/28	67,625	73,054
	Service Corp. International	4.625%	12/15/27	27,935	29,417
	Service Corp. International	5.125%	6/1/29	44,190	47,752
	Service Corp. International	3.375%	8/15/30	26,810	26,400
	Service Corp. International	4.000%	5/15/31	65,605	67,085
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	20,000	20,397
[7,8]	SRAM LLC Bank Loan, 1M USD LIBOR + 2.750%	3.250%	11/30/21	767	765
[7,8]	SRAM LLC Bank Loan, 3M USD LIBOR + 2.750%	3.250%	12/31/21	4,380	4,371
[7,8]	SRAM LLC Bank Loan, 6M USD LIBOR + 2.750%	3.250%	12/31/21	17,522	17,485
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	9,642	10,823
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	37,717	40,164
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,329
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,353
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,617
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	75,605
	Toll Brothers Finance Corp.	3.800%	11/1/29	56,775	60,752
	Under Armour Inc.	3.250%	6/15/26	66,860	68,875
[3]	William Carter Co.	5.500%	5/15/25	8,785	9,192
[3]	William Carter Co.	5.625%	3/15/27	12,968	13,454
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	5,695	5,888
[3]	WW International Inc.	4.500%	4/15/29	70,400	67,523
[7,8]	WW International Inc. Bank Loan, 1M USD LIBOR + 3.500%	4.000%	11/30/21	11,157	11,012
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	70,661	71,889
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	25,065	25,392
[3]	Wynn Macau Ltd.	5.500%	1/15/26	10,000	9,429
[3]	Wynn Macau Ltd.	5.125%	12/15/29	20,000	18,042
[3]	Yum! Brands Inc.	7.750%	4/1/25	5,165	5,494
[3]	Yum! Brands Inc.	4.750%	1/15/30	37,170	39,892
	Yum! Brands Inc.	3.625%	3/15/31	93,497	92,433
					4,347,824
Consumer Staples (3.7%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	61,751
	B&G Foods Inc.	5.250%	9/15/27	58,175	59,690
[3,6]	Bellis Acquisition Co. plc	3.250%	2/16/26	17,494	22,896
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	15,184
[3]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,685
[3]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	54,286
[3]	Energizer Holdings Inc.	4.375%	3/31/29	70,760	67,798
[7,8]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.337%	11/30/21	30,529	30,093
	Kraft Heinz Foods Co.	4.250%	3/1/31	38,000	42,844
	Kraft Heinz Foods Co.	5.200%	7/15/45	102,325	129,903
	Kraft Heinz Foods Co.	4.875%	10/1/49	35,730	44,321
[3]	Lamb Weston Holdings Inc.	4.875%	11/1/26	8,550	8,770
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	3,090	3,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Performance Food Group Inc.	6.875%	5/1/25	6,645	7,013
[3]	Performance Food Group Inc.	5.500%	10/15/27	86,710	90,662
[3]	Performance Food Group Inc.	4.250%	8/1/29	66,570	66,662
[3]	Post Holdings Inc.	5.750%	3/1/27	27,091	28,111
[3]	Post Holdings Inc.	5.625%	1/15/28	90,650	94,581
[3]	Post Holdings Inc.	5.500%	12/15/29	16,000	17,016
[3]	Post Holdings Inc.	4.625%	4/15/30	69,934	70,354
[3]	Post Holdings Inc.	4.500%	9/15/31	100,565	98,705
	TreeHouse Foods Inc.	4.000%	9/1/28	59,653	57,011
[3]	United Natural Foods Inc.	6.750%	10/15/28	24,310	26,333
					1,107,986
Energy (7.9%)
	Apache Corp.	4.875%	11/15/27	33,350	36,280
	Apache Corp.	4.375%	10/15/28	4,225	4,539
	Apache Corp.	4.250%	1/15/30	8,105	8,630
	Apache Corp.	5.100%	9/1/40	37,550	42,069
	Apache Corp.	5.250%	2/1/42	16,724	18,824
	Apache Corp.	5.350%	7/1/49	47,762	54,869
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	15,055	16,183
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	19,310	19,995
[3]	Buckeye Partners LP	4.125%	3/1/25	30,350	31,181
	Buckeye Partners LP	3.950%	12/1/26	14,480	14,847
[3]	Buckeye Partners LP	4.500%	3/1/28	61,806	61,476
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	29,808
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	43,768
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	23,885	27,292
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	41,272
	Continental Resources Inc.	4.375%	1/15/28	54,925	59,940
[3]	Continental Resources Inc.	5.750%	1/15/31	48,530	58,136
	Continental Resources Inc.	4.900%	6/1/44	82,859	94,179
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	38,494
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	33,037
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	32,284
[3]	DT Midstream Inc.	4.125%	6/15/29	23,760	23,946
[3]	DT Midstream Inc.	4.375%	6/15/31	28,125	28,544
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	29,333
	EQM Midstream Partners LP	4.750%	7/15/23	10,970	11,549
	EQM Midstream Partners LP	4.000%	8/1/24	13,880	14,410
[3]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	61,575
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	67,956
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	17,127
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	35,118
[3]	EQM Midstream Partners LP	4.750%	1/15/31	34,110	35,318
	EQT Corp.	3.000%	10/1/22	13,375	13,521
	EQT Corp.	6.625%	2/1/25	4,855	5,463
	EQT Corp.	3.900%	10/1/27	4,925	5,250
	EQT Corp.	7.500%	2/1/30	23,887	30,589
[3]	EQT Corp.	3.625%	5/15/31	22,785	23,292
[7,8]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.382%	1/4/22	22,989	22,925
	Occidental Petroleum Corp.	3.400%	4/15/26	12,500	12,740
	Occidental Petroleum Corp.	3.200%	8/15/26	3,380	3,436
	Occidental Petroleum Corp.	6.375%	9/1/28	8,265	9,662
	Occidental Petroleum Corp.	3.500%	8/15/29	49,264	49,995
	Occidental Petroleum Corp.	6.125%	1/1/31	23,416	28,013
	Occidental Petroleum Corp.	4.400%	4/15/46	5,650	5,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	4.100%	2/15/47	11,065	10,786
	Occidental Petroleum Corp.	4.200%	3/15/48	4,675	4,556
	Occidental Petroleum Corp.	4.400%	8/15/49	4,525	4,523
	Ovintiv Inc.	7.200%	11/1/31	4,457	5,967
	Ovintiv Inc.	7.375%	11/1/31	43,158	58,476
	Ovintiv Inc.	6.500%	8/15/34	25,560	34,344
	Ovintiv Inc.	6.500%	2/1/38	23,025	31,164
[3]	Range Resources Corp.	8.250%	1/15/29	23,160	26,070
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	10,603	11,345
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	8,522	9,074
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	28,158	32,168
[3]	Southwestern Energy Co.	5.375%	2/1/29	14,635	15,408
	Southwestern Energy Co.	5.375%	3/15/30	55,565	58,633
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	73,609
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	19,389
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	31,095	31,533
[3]	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	45,595	45,993
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	5,340	5,527
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	36,366
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	52,676
[3,11]	Transocean Guardian Ltd.	5.875%	1/15/24	39,176	38,543
[3,11]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	15,015	15,282
[3,11]	Transocean Pontus Ltd.	6.125%	8/1/25	27,599	27,645
[3,11]	Transocean Proteus Ltd.	6.250%	12/1/24	19,026	19,215
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	49,475	50,392
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	61,945	64,165
	Western Midstream Operating LP	4.350%	2/1/25	15,585	16,359
	Western Midstream Operating LP	3.950%	6/1/25	14,570	15,352
	Western Midstream Operating LP	4.650%	7/1/26	39,380	42,659
	Western Midstream Operating LP	4.500%	3/1/28	3,250	3,519
	Western Midstream Operating LP	4.750%	8/15/28	7,215	7,937
	Western Midstream Operating LP	5.450%	4/1/44	21,255	24,962
	Western Midstream Operating LP	5.300%	3/1/48	53,203	62,234
	Western Midstream Operating LP	6.500%	2/1/50	63,863	76,446
					2,334,900
Financials (8.1%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	117,770	113,814
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	134,603
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	37,320	39,570
	Aircastle Ltd.	5.000%	4/1/23	33,700	35,580
	Aircastle Ltd.	4.125%	5/1/24	53,980	57,028
[3]	AmWINS Group Inc.	4.875%	6/30/29	9,190	9,162
[7,8]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.087%	11/30/21	98,046	97,311
[7,8,9]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.250%	3.337%	11/30/21	48,598	48,112
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	54,977
	BNP Paribas SA	6.750%	12/29/49	71,120	72,337
	CIT Group Inc.	5.000%	8/15/22	68,866	70,982
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	16,230	16,876
	Credit Acceptance Corp.	6.625%	3/15/26	3,000	3,129
	Credit Suisse Group AG	6.250%	12/29/49	195,295	210,295
[3]	Enact Holdings Inc.	6.500%	8/15/25	70,125	77,079
[3]	Fly Leasing Ltd.	7.000%	10/15/24	20,132	20,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Freedom Mortgage Corp.	8.125%	11/15/24	9,198	9,291
[3]	Freedom Mortgage Corp.	8.250%	4/15/25	44,768	45,329
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	2,652	2,598
[3]	goeasy Ltd.	4.375%	5/1/26	48,048	49,412
[3]	Home Point Capital Inc.	5.000%	2/1/26	36,874	33,140
	ING Groep NV	6.875%	12/29/49	84,910	86,945
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	43,740	47,142
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	110,000	122,145
[3]	LD Holdings Group LLC	6.500%	11/1/25	15,880	15,567
[3]	LD Holdings Group LLC	6.125%	4/1/28	7,585	6,950
	MGIC Investment Corp.	5.750%	8/15/23	23,315	24,991
	MGIC Investment Corp.	5.250%	8/15/28	23,805	25,332
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	123,360	124,305
	Navient Corp.	6.500%	6/15/22	118,508	121,838
	Navient Corp.	5.500%	1/25/23	31,790	33,207
	Navient Corp.	7.250%	9/25/23	15,065	16,391
	Navient Corp.	6.750%	6/15/26	1,460	1,610
	Navient Corp.	4.875%	3/15/28	15,026	15,087
	Navient Corp.	5.625%	8/1/33	10,626	10,096
	OneMain Finance Corp.	8.250%	10/1/23	12,466	13,907
	OneMain Finance Corp.	6.125%	3/15/24	24,420	25,973
	OneMain Finance Corp.	7.125%	3/15/26	98,626	112,008
	OneMain Finance Corp.	3.500%	1/15/27	20,735	20,331
	OneMain Finance Corp.	3.875%	9/15/28	48,650	47,466
	OneMain Finance Corp.	4.000%	9/15/30	48,500	47,113
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	21,706
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	62,863	64,843
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	64,300	60,875
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	19,390	19,082
	Radian Group Inc.	4.500%	10/1/24	73,175	77,600
	Radian Group Inc.	6.625%	3/15/25	10,000	11,168
	Radian Group Inc.	4.875%	3/15/27	36,000	39,282
					2,413,722
Health Care (10.9%)
[3]	180 Medical Inc.	3.875%	10/15/29	4,805	4,835
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	38,630	40,486
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	37,507	38,263
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	76,630	90,508
[3]	Avantor Funding Inc.	4.625%	7/15/28	102,390	106,240
[3]	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	18,434
[3]	Bausch Health Americas Inc.	8.500%	1/31/27	60,700	64,592
[3]	Bausch Health Cos. Inc.	6.125%	4/15/25	106,354	108,400
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	52,560
[3]	Bausch Health Cos. Inc.	9.000%	12/15/25	26,760	28,084
[3]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	13,396
[3]	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	18,306
[3]	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	39,930
[3]	Bausch Health Cos. Inc.	4.875%	6/1/28	33,380	34,372
[3]	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	1,967
[3]	Bausch Health Cos. Inc.	5.250%	1/30/30	65,205	58,920
[3,4]	CAB SELAS	3.375%	2/1/28	21,403	24,587
[4]	CAB SELAS	3.375%	2/1/28	24,950	28,662
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,076
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	52,813
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	11,923
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	38,905	38,608
	Centene Corp.	4.250%	12/15/27	80,915	84,761
	Centene Corp.	4.625%	12/15/29	41,455	44,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centene Corp.	3.000%	10/15/30	18,435	18,733
	Centene Corp.	2.625%	8/1/31	28,960	28,519
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	45,050
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	25,110
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	22,050	22,818
[3]	CHS/Community Health Systems Inc.	6.625%	2/15/25	33,710	35,188
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	44,915	47,013
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	21,435	22,669
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	28,895	28,897
[3]	Grifols Escrow Issuer SA	4.750%	10/15/28	13,180	13,394
[3,4]	Grifols SA	1.625%	2/15/25	27,965	32,220
[3,4]	Grifols SA	2.250%	11/15/27	42,955	49,665
	HCA Inc.	5.875%	5/1/23	35,722	38,224
	HCA Inc.	5.375%	2/1/25	31,390	34,919
	HCA Inc.	7.690%	6/15/25	4,510	5,425
	HCA Inc.	5.875%	2/15/26	110,595	125,963
	HCA Inc.	5.625%	9/1/28	12,585	14,800
	HCA Inc.	5.875%	2/1/29	39,095	46,532
	HCA Inc.	3.500%	9/1/30	207,655	218,652
[3]	Hill-Rom Holdings Inc.	4.375%	9/15/27	9,690	10,077
[3]	Hologic Inc.	3.250%	2/15/29	48,275	47,921
[7,8]	ICON Luxembourg Sarl Bank Loan, 3M USD LIBOR + 2.500%	3.000%	12/29/21	23,189	23,190
[7,8]	ICON Luxembourg Sarl Bank Loan, 3M USD LIBOR + 2.500%	3.000%	12/29/21	5,778	5,778
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	47,651
[3]	IQVIA Inc.	5.000%	5/15/27	99,992	103,659
[3,4]	IQVIA Inc.	2.250%	1/15/28	41,670	48,016
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	72,674
[3]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	4.625%	6/15/25	13,115	13,655
[3]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	5.000%	6/15/28	15,565	16,723
[3]	Jazz Securities DAC	4.375%	1/15/29	45,260	46,559
[7,8,9,10]	Medline Industries Inc. Bank Loan	—%	10/23/28	132,575	132,708
[3]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	215,210	214,176
[3]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	115,216	117,104
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	99,270	100,614
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	36,240	37,378
[3]	Par Pharmaceutical Inc.	7.500%	4/1/27	24,913	25,133
[3]	Teleflex Inc.	4.250%	6/1/28	31,312	32,185
	Tenet Healthcare Corp.	4.625%	7/15/24	3,978	4,030
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,880
[3]	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,261
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	9,182
[3]	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	8,347
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	13,211
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	88,771
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	75,000	82,515
					3,224,690
Industrials (5.7%)
[3]	APX Group Inc.	5.750%	7/15/29	22,065	21,872
[7,8]	APX Group Inc. Bank Loan, 1M USD LIBOR + 3.500%	4.000%	11/12/21	37,215	37,075
[3]	Aramark Services Inc.	5.000%	4/1/25	54,020	55,286
[3]	Aramark Services Inc.	5.000%	2/1/28	21,627	22,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ashtead Capital Inc.	4.375%	8/15/27	46,175	48,226
[3]	Brand Industrial Services Inc.	8.500%	7/15/25	118,790	118,799
[7,8]	Brown Group Holding LLC Bank Loan, 3M USD LIBOR + 2.750%	3.250%	12/31/21	96,629	96,334
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	30,357
[3]	BWX Technologies Inc.	4.125%	4/15/29	53,005	53,806
[3]	Clean Harbors Inc.	4.875%	7/15/27	47,390	49,514
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	28,123
[7,8]	Core & Main LP Bank Loan, 1M USD LIBOR + 2.500%	2.588%	11/29/21	9,150	9,075
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	79,477	78,007
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	17,345	18,212
[3]	Herc Holdings Inc.	5.500%	7/15/27	197,742	206,356
[3,4]	Loxam SAS	4.250%	4/15/24	5,520	6,412
[4]	Loxam SAS	2.875%	4/15/26	19,380	22,012
[4]	Loxam SAS	3.750%	7/15/26	23,820	27,759
[3]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	6,342
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,380	30,256
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	35,245	38,575
[3]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,607
[3]	Sensata Technologies BV	5.625%	11/1/24	19,290	21,270
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	57,775
[3]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	13,479
[3]	Sensata Technologies Inc.	3.750%	2/15/31	61,723	61,045
[3]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	25,337
[3]	Stericycle Inc.	3.875%	1/15/29	8,425	8,284
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	8,900	10,582
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	54,581	55,633
[3]	TransDigm Inc.	6.250%	3/15/26	20,000	20,891
[3]	United Airlines Inc.	4.375%	4/15/26	9,000	9,319
[3]	United Airlines Inc.	4.625%	4/15/29	10,230	10,550
	United Rentals North America Inc.	5.500%	5/15/27	76,330	79,991
	United Rentals North America Inc.	4.875%	1/15/28	71,121	75,104
	United Rentals North America Inc.	5.250%	1/15/30	24,410	26,437
	United Rentals North America Inc.	4.000%	7/15/30	57,240	58,418
	United Rentals North America Inc.	3.875%	2/15/31	48,454	48,790
	United Rentals North America Inc.	3.750%	1/15/32	56,825	56,713
[3,4]	Verisure Holding AB	3.250%	2/15/27	23,594	27,187
[3,4]	Verisure Midholding AB	5.250%	2/15/29	7,557	8,853
[3]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,638
					1,701,512
Materials (7.5%)
[3]	ARD Finance SA	6.500%	6/30/27	18,990	19,890
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	41,736
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	52,415
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	7,632
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	34,795	34,800
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	80,280	80,090
[4]	Ball Corp.	1.500%	3/15/27	68,205	79,951
[3]	Berry Global Inc.	4.500%	2/15/26	36,204	36,779
[3]	Berry Global Inc.	4.875%	7/15/26	53,380	55,925
[3]	Berry Global Inc.	5.625%	7/15/27	7,055	7,385
	Cemex SAB de CV	7.375%	6/5/27	17,810	19,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cemex SAB de CV	5.450%	11/19/29	2,000	2,165
	Cemex SAB de CV	5.450%	11/19/29	18,910	20,483
[3]	Cemex SAB de CV	3.875%	7/11/31	45,620	45,754
	CF Industries Inc.	4.950%	6/1/43	6,026	7,351
	CF Industries Inc.	5.375%	3/15/44	17,636	22,601
	Chemours Co.	5.375%	5/15/27	31,740	33,684
[3]	Chemours Co.	4.625%	11/15/29	25,000	24,071
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,787
	Commercial Metals Co.	5.375%	7/15/27	20,685	21,656
	Commercial Metals Co.	3.875%	2/15/31	4,660	4,640
[3]	Constellium SE	5.875%	2/15/26	19,025	19,373
[3]	Constellium SE	5.625%	6/15/28	11,954	12,531
[3]	Constellium SE	3.750%	4/15/29	26,650	25,779
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	17,523
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	20,762
[3,4]	Crown European Holdings SA	2.875%	2/1/26	51,200	62,472
[3]	Diamond BC BV	4.625%	10/1/29	13,745	13,852
[3]	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	128,556
[3]	Flex Acquisition Co. Inc.	7.875%	7/15/26	33,275	34,792
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	24,813
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,518
[3]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	75,131
[3]	Graphic Packaging International LLC	3.500%	3/1/29	17,280	17,170
[3]	Novelis Corp.	3.250%	11/15/26	24,245	24,235
[3]	Novelis Corp.	4.750%	1/30/30	51,958	53,994
[3]	Novelis Corp.	3.875%	8/15/31	24,990	24,441
[3,4]	OCI NV	3.125%	11/1/24	31,590	36,993
[3]	OCI NV	5.250%	11/1/24	60,643	62,235
[3]	OCI NV	4.625%	10/15/25	22,145	23,036
[3]	OI European Group BV	4.000%	3/15/23	22,215	22,684
	Olin Corp.	5.125%	9/15/27	61,215	63,441
	Olin Corp.	5.625%	8/1/29	56,960	62,288
	Olin Corp.	5.000%	2/1/30	35,955	38,116
[3]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	74,587
[3]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	31,070
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	46,099
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	45,589
[3]	Sealed Air Corp.	4.000%	12/1/27	8,853	9,302
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,278
	Silgan Holdings Inc.	4.125%	2/1/28	14,225	14,477
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	49,789
[3]	Standard Industries Inc.	5.000%	2/15/27	23,785	24,414
[3]	Standard Industries Inc.	4.750%	1/15/28	26,914	27,784
[3]	Standard Industries Inc.	4.375%	7/15/30	99,980	100,332
[3]	Standard Industries Inc.	3.375%	1/15/31	119,950	111,312
[7,8]	Starfruit Finco BV Bank Loan, 1M USD LIBOR + 2.750%	2.839%	11/26/21	16,737	16,599
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	7,073
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	61,857
[3]	Tronox Inc.	4.625%	3/15/29	70,115	68,767
[3]	Valvoline Inc.	3.625%	6/15/31	32,175	31,485
					2,223,050
Real Estate (1.3%)
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	5,552
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	27,875	31,462
[3]	Iron Mountain Inc.	4.875%	9/15/27	26,970	27,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Iron Mountain Inc.	4.875%	9/15/29	67,770	70,063
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,000	5,426
	Service Properties Trust	7.500%	9/15/25	4,808	5,318
	Service Properties Trust	5.250%	2/15/26	6,650	6,719
	Service Properties Trust	4.750%	10/1/26	33,592	33,267
	Service Properties Trust	4.950%	2/15/27	7,565	7,452
	Service Properties Trust	5.500%	12/15/27	38,399	40,237
	Service Properties Trust	3.950%	1/15/28	18,540	17,319
	Service Properties Trust	4.950%	10/1/29	2,884	2,783
	Service Properties Trust	4.375%	2/15/30	17,714	16,670
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	79,048	81,921
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	16,159
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	23,225	24,802
					392,961
Technology (11.2%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	69,188	68,924
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	10,820	10,979
[3]	Booz Allen Hamilton Inc.	4.000%	7/1/29	14,295	14,455
	CDK Global Inc.	5.000%	10/15/24	6,015	6,670
	CDK Global Inc.	4.875%	6/1/27	39,837	41,461
[3]	CDK Global Inc.	5.250%	5/15/29	46,725	50,091
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	13,155
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	63,136
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	80,692
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	101,684	103,094
[3]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	111,980
[3]	Dun & Bradstreet Corp.	6.875%	8/15/26	16,624	17,366
[7,8]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.250%	3.338%	11/29/21	101,800	101,419
[3]	Entegris Inc.	4.375%	4/15/28	67,165	69,703
[3]	Entegris Inc.	3.625%	5/1/29	20,155	20,309
[3]	Gartner Inc.	3.625%	6/15/29	18,960	19,050
[3]	Gartner Inc.	3.750%	10/1/30	44,640	45,502
[3]	Imola Merger Corp.	4.750%	5/15/29	242,905	249,615
	Microchip Technology Inc.	4.250%	9/1/25	45,630	47,445
[3]	MPH Acquisition Holdings LLC	5.500%	9/1/28	24,375	24,222
[3]	MSCI Inc.	4.000%	11/15/29	58,180	60,810
[3]	MSCI Inc.	3.625%	9/1/30	10,965	11,216
[3]	MSCI Inc.	3.250%	8/15/33	29,595	29,708
[3]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	82,575	80,728
[3]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	72,575	70,795
	Nokia of America Corp.	6.500%	1/15/28	56,315	61,594
	Nokia of America Corp.	6.450%	3/15/29	88,747	99,883
	Nokia OYJ	4.375%	6/12/27	59,355	63,989
	Nokia OYJ	6.625%	5/15/39	129,409	173,613
	NortonLifeLock Inc.	3.950%	6/15/22	11,455	11,559
[3]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	133,893
[3]	Open Text Corp.	5.875%	6/1/26	91,270	94,372
[3]	Open Text Corp.	3.875%	2/15/28	99,067	99,848
[3]	Open Text Holdings Inc.	4.125%	2/15/30	95,210	96,825
[7,8]	Peraton Corp. Bank Loan, 1M USD LIBOR + 3.750%	4.500%	11/30/21	55,258	55,301
[3]	Presidio Holdings Inc.	4.875%	2/1/27	90,529	92,397
[3]	Presidio Holdings Inc.	8.250%	2/1/28	54,820	58,377
[3]	PTC Inc.	3.625%	2/15/25	18,000	18,304
[3]	PTC Inc.	4.000%	2/15/28	20,370	20,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Qorvo Inc.	4.375%	10/15/29	78,508	84,348
[3]	Qorvo Inc.	3.375%	4/1/31	67,500	69,821
[3]	Square Inc.	2.750%	6/1/26	41,505	41,994
[7,8]	SS&C European Holdings Sarl Bank Loan, 1M USD LIBOR + 1.750%	1.837%	11/30/21	14,993	14,833
[3]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	155,605
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.837%	11/30/21	19,731	19,520
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.837%	11/30/21	18,173	18,004
	Western Digital Corp.	4.750%	2/15/26	113,443	124,635
	Xerox Corp.	4.375%	3/15/23	70,356	72,651
	Xerox Corp.	4.800%	3/1/35	29,269	28,990
	Xerox Corp.	6.750%	12/15/39	39,756	43,318
[3]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	5,341
[3]	Xerox Holdings Corp.	5.500%	8/15/28	158,030	159,939
					3,332,170
Utilities (1.7%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	50,726
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	23,511
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	52,386
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	44,495	49,790
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	19,806
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	81,790
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	15,914
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	35,158
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,749
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	111,470
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	25,904
[3]	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.000%	6/1/31	19,605	20,095
					490,299
Total Corporate Bonds (Cost $25,867,143)					26,796,149
Temporary Cash Investments (4.0%)
Repurchase Agreements (2.8%)
	Bank of America Securities LLC (Dated 10/29/21, Repurchase Value $170,301,000, collateralized by Fannie Mae 0.000%–6.625%, 1/5/22–11/15/30, with a value of $173,706,000)	0.050%	11/1/21	170,300	170,300
	Credit Agricole Securities (USA) Inc. (Dated 10/29/21, Repurchase Value $60,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%, 2/15/45, with a value of $61,200,000)	0.050%	11/1/21	60,000	60,000
	JP Morgan Securities LLC (Dated 10/29/21, Repurchase Value $405,002,000, collateralized by U.S. Treasury Note/Bond 1.500%–2.500%, 1/15/23–3/31/23, with a value of $413,100,000)	0.050%	11/1/21	405,000	405,000
	RBC Capital Markets LLC (Dated 10/29/21, Repurchase Value $52,000,000, collateralized by U.S. Treasury Note/Bond 2.500%, 2/15/45, with a value of $53,040,000)	0.050%	11/1/21	52,000	52,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 10/29/21, Repurchase Value $157,001,000, collateralized by Freddie Mac 2.000%–4.000%, 8/1/35–11/1/51, with a value of $160,140,000)	0.050%	11/1/21	157,000	157,000
				844,300
U.S. Government and Agency Obligations (1.2%)
United States Cash Management Bill	0.032%	1/11/22	250,000	249,968
United States Treasury Bill	0.025%	11/12/21	100,000	99,999
				349,967
Total Temporary Cash Investments (Cost $1,194,282)				1,194,267
Total Investments (99.0%) (Cost $28,444,366)				29,373,064
Other Assets and Liabilities—Net (1.0%)				283,874
Net Assets (100%)				29,656,938
Cost is in $000.
1	Securities with a value of $31,641,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,855,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $15,620,057,000, representing 52.7% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2021, the aggregate value of these securities was $1,007,585,000, representing 3.4% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
10	Represents an unsettled loan as of October 31, 2021. The coupon rate is not known until the settlement date.
11	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	11/30/21	USD	78,637	CAD	97,435	—	(91)
Deutsche Bank AG	11/30/21	USD	1,202,104	EUR	1,035,129	4,797	—
Deutsche Bank AG	11/30/21	USD	82,127	GBP	59,664	473	—
						5,270	(91)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S36-V1	6/21/26	USD	362,500	5.000	34,417	3,148
CDX-NA-HY-S37-V1	12/21/26	USD	75,000	5.000	7,194	606
					41,611	3,754
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2021, the counterparties had deposited in segregated accounts cash of $4,280,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,382,648	—	1,382,648
Corporate Bonds	—	26,796,149	—	26,796,149
Temporary Cash Investments	—	1,194,267	—	1,194,267
Total	—	29,373,064	—	29,373,064
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	5,270	—	5,270
Swap Contracts	3,754[1]	—	—	3,754
Total	3,754	5,270	—	9,024
Liabilities
Forward Currency Contracts	—	91	—	91
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.